Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	(1) Summary Compensation table total for PEO	(1)(2) Compensation actually paid to PEO	(1) Average summary Compensation table total for non-PEO NEOs	(1)(2) Average Compensation actually paid to non-PEO NEOs	Value of initial fixed $100 investment based on:
					(3) Company TSR	(3) Peer Group TSR	Net Loss (in thousands)	Revenue (in thousands)
2025	$7,712,736	$34,945,674	$2,806,280	$12,084,939	$708.21	$120.69	$(68,924)	$158,320
2024	$6,751,230	$6,236,714	$3,323,681	$3,129,713	$241.48	$91.15	$(130,394)	$13,996
2023	$4,889,498	$15,455,856	$2,244,223	$4,823,625	$247.02	$92.42	$(78,502)	$17,488
2022	$10,762,132	$13,888,510	$1,763,908	$2,177,710	$130.80	$89.09	$(41,015)	$15,935

(1)   For each fiscal year, represents amount reported for our PEO and average amount reported for our NEOs, in each case in the Total column of the Summary of Compensation Table. Our PEO and NEOs for each of these fiscal years are shown below:
Year	PEO	Non-PEO NEOs
2025	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler, Rajeev Saggar, M.D., Scott Moomaw
2024	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler
2023	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler
Year	PEO	Non-PEO NEOs
2022	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler
(2)   Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.
Year	Reported Summary Compensation Table Total for Dr. Jeffs	(a) Reported Value of Equity Awards for Dr. Jeffs	(b) Aggregate Equity Award Adjustments for Dr. Jeffs	Compensation Actually Paid to Dr. Jeffs
2025	$7,712,736	$(5,590,992)	$32,823,930	$34,945,674
2024	$6,751,230	$(5,533,450)	$5,018,934	$6,236,714
2023	$4,889,498	$(3,566,418)	$14,132,776	$15,455,856
2022	$10,762,132	$(10,229,906)	$13,356,284	$13,888,510

(a)   Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)   The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Jeffs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Jeffs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Jeffs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Jeffs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Dr. Jeffs	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Dr. Jeffs	Aggregate Equity Awards Adjustment
2025	$15,818,976	$11,071,066	$—	$5,933,888	$—	$—	$32,823,930
Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	(a) Average Reported Value of Equity Awards for non-PEO NEOs	(b) Average Aggregate Equity Award Adjustments for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs
2025	$2,806,280	$(1,853,019)	$11,131,678	$12,084,939
2024	$3,323,681	$(2,540,813)	$2,346,845	$3,129,713
2023	$2,244,223	$(1,409,527)	$3,988,929	$4,823,625
2022	$1,763,908	$(1,179,023)	$1,592,825	$2,177,710

(a)   Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)   The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar
Value of
any
Dividends
or Other
Earnings
Paid on
Stock or
Option
Awards
During
Year Prior
to the
Vesting
Date that
are not
otherwise
included in
the Total
Compensation
During
Year for
non-PEO
NEOs
							Average Aggregate Equity Awards Adjustment
2025	$6,153,861	$3,941,821	$—	$1,035,996	$—	$—	$11,131,678
(3)   For the relevant fiscal year, represents the cumulative TSR of our common stock and our Peer Group at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2022. The Peer Group reflects the Nasdaq Biotechnology Index, which is the same industry peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)   For each fiscal year, represents amount reported for our PEO and average amount reported for our NEOs, in each case in the Total column of the Summary of Compensation Table. Our PEO and NEOs for each of these fiscal years are shown below:
Year	PEO	Non-PEO NEOs
2025	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler, Rajeev Saggar, M.D., Scott Moomaw
2024	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler
2023	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler
Year	PEO	Non-PEO NEOs
2022	Roger A. Jeffs, Ph.D.	Michael Kaseta, Russell Schundler

Peer Group Issuers, Footnote
(3)   For the relevant fiscal year, represents the cumulative TSR of our common stock and our Peer Group at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2022. The Peer Group reflects the Nasdaq Biotechnology Index, which is the same industry peer group used in the stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report.

PEO Total Compensation Amount	$ 7,712,736	$ 6,751,230	$ 4,889,498	$ 10,762,132
PEO Actually Paid Compensation Amount	$ 34,945,674	6,236,714	15,455,856	13,888,510
Adjustment To PEO Compensation, Footnote
(2)   Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.
Year	Reported Summary Compensation Table Total for Dr. Jeffs	(a) Reported Value of Equity Awards for Dr. Jeffs	(b) Aggregate Equity Award Adjustments for Dr. Jeffs	Compensation Actually Paid to Dr. Jeffs
2025	$7,712,736	$(5,590,992)	$32,823,930	$34,945,674
2024	$6,751,230	$(5,533,450)	$5,018,934	$6,236,714
2023	$4,889,498	$(3,566,418)	$14,132,776	$15,455,856
2022	$10,762,132	$(10,229,906)	$13,356,284	$13,888,510

(a)   Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)   The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Jeffs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Jeffs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Jeffs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Jeffs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Dr. Jeffs	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Dr. Jeffs	Aggregate Equity Awards Adjustment
2025	$15,818,976	$11,071,066	$—	$5,933,888	$—	$—	$32,823,930

Non-PEO NEO Average Total Compensation Amount	$ 2,806,280	3,323,681	2,244,223	1,763,908
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,084,939	3,129,713	4,823,625	2,177,710
Adjustment to Non-PEO NEO Compensation Footnote
(2)   Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. Compensation Actually Paid represents the amount reported in the Total column of the Summary Compensation Table for the applicable fiscal year, adjusted as shown below. Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined as follows: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. Equity values are calculated in accordance with ASC Topic 718.
Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	(a) Average Reported Value of Equity Awards for non-PEO NEOs	(b) Average Aggregate Equity Award Adjustments for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs
2025	$2,806,280	$(1,853,019)	$11,131,678	$12,084,939
2024	$3,323,681	$(2,540,813)	$2,346,845	$3,129,713
2023	$2,244,223	$(1,409,527)	$3,988,929	$4,823,625
2022	$1,763,908	$(1,179,023)	$1,592,825	$2,177,710

(a)   Represents the reported value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)   The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar
Value of
any
Dividends
or Other
Earnings
Paid on
Stock or
Option
Awards
During
Year Prior
to the
Vesting
Date that
are not
otherwise
included in
the Total
Compensation
During
Year for
non-PEO
NEOs
							Average Aggregate Equity Awards Adjustment
2025	$6,153,861	$3,941,821	$—	$1,035,996	$—	$—	$11,131,678

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 708.21	241.48	247.02	130.8
Peer Group Total Shareholder Return Amount	120.69	91.15	92.42	89.09
Net Income (Loss)	$ (68,924,000)	$ (130,394,000)	$ (78,502,000)	$ (41,015,000)
Company Selected Measure Amount	158,320,000	13,996,000	17,488,000	15,935,000
PEO Name	Roger A. Jeffs, Ph.D
Equity Awards Adjustments, Footnote	The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Jeffs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Jeffs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Dr. Jeffs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Jeffs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for Dr. Jeffs	Dollar Value of any Dividends or Other Earnings Paid on Stock or Option Awards During Year Prior to the Vesting Date that are not otherwise included in the Total Compensation During Year for Dr. Jeffs	Aggregate Equity Awards Adjustment
2025	$15,818,976	$11,071,066	$—	$5,933,888	$—	$—	$32,823,930
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for non-PEO NEOs	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for non-PEO NEOs	Fair Value at Last Day of Prior Year of Equity Awards Failed to Meet Vesting Conditions During Year for non-PEO NEOs
Dollar
Value of
any
Dividends
or Other
Earnings
Paid on
Stock or
Option
Awards
During
Year Prior
to the
Vesting
Date that
are not
otherwise
included in
the Total
Compensation
During
Year for
non-PEO
NEOs
							Average Aggregate Equity Awards Adjustment
2025	$6,153,861	$3,941,821	$—	$1,035,996	$—	$—	$11,131,678

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,590,992)	$ (5,533,450)	$ (3,566,418)	$ (10,229,906)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,823,930	5,018,934	14,132,776	13,356,284
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,818,976
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,071,066
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,933,888
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,853,019)	(2,540,813)	(1,409,527)	(1,179,023)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,131,678	$ 2,346,845	$ 3,988,929	$ 1,592,825
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,153,861
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,941,821
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,035,996
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount